Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value
Assets and liabilities measured at fair value on a recurring basis

The following table represents financial instruments reported on the consolidated statements of condition at their fair value as of December 31, 2015 by level within the fair value measurement hierarchy.

		Fair Value Measurements at
		Reporting Date Using
		(in thousands)
		Quoted
		Prices in
	Assets/Liabilities	Active	Significant
	Measured at	Markets for	Other	Significant
	Fair Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2015	(Level 1)	(Level 2)	(Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$3,893,210	$—	$3,871,981	$21,229
States and political subdivisions	277,705	—	277,705	—
Other	28,457	28,457	—	—
	$4,199,372	$28,457	$4,149,686	$21,229

The following table represents financial instruments reported on the consolidated balance sheets at their fair value as of December 31, 2014 by level within the fair value measurement hierarchy.

		Fair Value Measurements at
		Reporting Date Using
		(in thousands)
		Quoted
		Prices in
	Assets/Liabilities	Active	Significant
	Measured at	Markets for	Other	Significant
	Fair Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2014	(Level 1)	(Level 2)	(Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage - backed securities	$4,600,372	$—	$4,576,309	$24,063
States and political subdivisions	282,276	—	282,276	—
Other	29,315	29,315	—	—
	$4,911,963	$29,315	$4,858,585	$24,063

Reconciliation of activity for mortgage-backed securities on a net basis

Balance at December 31, 2014	$24,063
Principal paydowns	(3,205)
Total unrealized gains (losses) included in:
Other comprehensive income	1,325
Impairment realized in earnings	(954)
Balance at December 31, 2015	$21,229

Assets measured at fair value on a non-recurring basis

The following table represents financial instruments measured at fair value on a non‑recurring basis as of and for the period ended December 31, 2015 by level within the fair value measurement hierarchy:

Fair Value Measurements at Reporting
Date Using
(in thousands)
Quoted
	Assets/Liabilities	Prices in
	Measured at	Active	Significant
	Fair Value	Markets for	Other	Significant	Net (credit)
	Year ended	Identical	Observable	Unobservable	Provision
	December 31,	Assets	Inputs	Inputs	During
	2015	(Level 1)	(Level 2)	(Level 3)	Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$18,033	$—	$—	$18,033	$(8,589)
Other real estate owned	12,705	—	—	12,705	1,023

The following table represents financial instruments measured at fair value on a non‑recurring basis as of and for the year ended December 31, 2014 by level within the fair value measurement hierarchy:

Fair Value Measurements at Reporting
Date Using
(in thousands)
Quoted
	Assets/Liabilities	Prices in
	Measured at	Active	Significant
	Fair Value	Markets	Other	Significant	Net (credit)
	Year ended	for Identical	Observable	Unobservable	Provision
	December 31,	Assets	Inputs	Inputs	During
	2014	(Level 1)	(Level 2)	(Level 3)	Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$29,501	$—	$—	$29,501	$(1,557)
Other real estate owned	6,112	—	—	6,112	597